COMMITMENTS	12 Months Ended
Dec. 31, 2019
Commitments [Abstract]
COMMITMENTS
COMMITMENTS

	December 31, 2019	December 31, 2018
Purchase obligations	$124.4	$110.2
Capital expenditure obligations	42.0	36.6
Lease obligations	65.2	26.1
	$231.6	$172.9

(a)    Commitments – payments due by period

As at December 31, 2019	Total	<1 yr1	1-2 yrs[2]	3-4 yrs[3]	>4 yrs[4]
Purchase obligations	$124.4	$119.2	$3.3	$1.1	$0.8
Capital expenditure obligations	42.0	34.6	7.4	—	—
Lease obligations	65.2	16.2	27.8	19.3	1.9
	$231.6	$170.0	$38.5	$20.4	$2.7

1Due over the period from January 1, 2020 to December 31, 2020.
2Due over the period from January 1, 2021 to December 31, 2022.
3Due over the period from January 1, 2023 to December 31, 2024.
4Due from January 1, 2025 and beyond.

(b)	Royalties included in cost of sales
Production from certain mining operations is subject to third party royalties (included in the Cost of sales) based on various methods of calculation summarized as follows:

	December 31, 2019	December 31, 2018
Essakane[1]	$27.1	$25.0
Rosebel[2]	21.5	21.5
	$48.6	$46.5

1
Royalty based on a percentage of gold sold applied to the gold market price the day before shipment; the royalty percentage varies according to the gold market price: 3% if the gold market price is lower or equal to $1,000 per ounce, 4% if the gold market price is between $1,000 and $1,300 per ounce, or 5% if the gold market price is above $1,300 per ounce.

2
2% in-kind royalty per ounce of gold production and price participation of 6.5% on the amount exceeding a market price of $425 per ounce when applicable, using for each calendar quarter the average market price determined by the London Gold Fix P.M. In addition, 0.25% of all minerals produced at Rosebel are payable to a charitable foundation for the purpose of promoting local development of natural resources within Suriname.